UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04466

Monetta Fund, Inc.

-----------------------------------------------------------------

(Exact name of registrant as specified in charter)

1776 S. Naperville Road, Suite 100

Wheaton, IL 60189-5831

-----------------------------------------------------------------

(Address of principal executive offices) (Zip Code)

Monetta Financial Services, Inc.

1776-A S. Naperville Road, Suite 100

Wheaton, IL 60189-5831

-----------------------------------------------------------------

(Name and address of agent for service)

Registrant's telephone number, including area code: 1-630-462-9800

Date of fiscal year end: December 31

Date of reporting period: September 30, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss.239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss.3507.

ITEM 1. SCHEDULE OF INVESTMENTS

Schedule of Investments (Unaudited)		September 30, 2011
Monetta Fund

COMMON STOCKS - 99.7%		VALUE
NUMBER OF SHARES
Consumer Discretionary - 18.0%
Automobiles & Components - 2.9%
*95,000	Ford Motor Co.	$918,650
20,000	Titan International, Inc.	300,000
		1,218,650
Consumer Durables & Apparel - 1.5%
*70,000	PulteGroup, Inc.	276,500
*10,000	SodaStream Int'l Ltd.	330,500
		607,000
Consumer Services - 7.4%
*1,700	Chipotle Mexican Grill	515,015
*20,000	Las Vegas Sands Corp.	766,800
*80,000	MGM Resorts International	743,200
*35,000	Melco Crown Entertainment ADR (b)	290,850
6,500	Wynn Resorts Ltd.	748,020
		3,063,885
Media - 0.9%
*250,000	Sirius XM Radio, Inc.	377,500

Retailing - 5.3%
*5,000	Amazon.com, Inc.	1,081,150
*7,000	Dollar Tree, Inc.	525,770
*1,300	Priceline.com, Inc.	584,298
		2,191,218

Energy - 8.8%
Energy - 8.8%
7,000	Anadarko Petroleum Corp.	441,350
12,000	Chesapeake Energy Corp.	306,600
20,000	Halliburton Co.	610,400
5,000	National Oilwell Varco Inc.	256,100
10,000	Peabody Energy Corp.	338,800
12,000	Range Resources Corp.	701,520
*16,000	Southwestern Energy Co.	533,280
10,000	Transocean Ltd.	477,400
		3,665,450

Schedule of Investments (Unaudited)		September 30, 2011
Monetta Fund (Cont’d)

NUMBER OF SHARES		VALUE
Financials - 3.4%
Diversified Financials - 3.4%
230,000	Bank of America Corp.	1,407,600

Health Care - 9.4%
Health Care Equipment & Services - 5.8%
*14,000	Accretive Health, Inc.	297,220
*10,000	Cerner Corp.	685,200
*2,000	Intuitive Surgical, Inc.	728,560
15,000	UnitedHealth Group, Inc.	691,800
		2,402,780
Pharmaceuticals & Biotechnology - 3.6%
*36,000	Amarin Corp. plc (b)	331,200
*30,000	Human Genome Sciences, Inc.	380,700
8,000	Perrigo Co.	776,880
		1,488,780

Industrials - 17.5%
Capital Goods - 14.3%
12,000	Caterpillar Inc.	886,080
14,000	Chicago Bridge & Iron	400,820
7,000	Cummins Inc.	571,620
8,000	Deere & Co.	516,560
20,000	Fastenal Co.	665,600
10,000	Fluor Corp.	465,500
4,000	Gardner Denver, Inc.	254,200
5,000	Joy Global, Inc.	311,900
10,000	Pall Corp.	424,000
5,000	Parker-Hannifin Corp.	315,650
3,200	Precision Castparts Corp.	497,472
10,000	Timken Co.	328,200
5,500	Wabtec Corp.	290,785
		5,928,387
Transportation - 3.2%
*200,000	AMR Corp.	592,000
*100,000	Delta Air Lines, Inc.	750,000
		1,342,000

Schedule of Investments (Unaudited)		September 30, 2011
Monetta Fund (Cont’d)

NUMBER OF SHARES		VALUE
Information Technology - 35.4%
Semiconductors and Semiconductor Equipment - 1.7%
*35,000	NVIDIA Corp.	437,500
*16,000	Skyworks Solutions, Inc.	287,040
		724,540
Software & Services - 20.6%
*9,000	Baidu, Inc. ADS (b)	962,190
*12,000	Check Point Software	633,120
*10,000	Cognizant Tech Solutions	627,000
*3,000	Google, Inc.	1,543,140
4,700	MasterCard, Inc.	1,490,652
8,000	MercadoLibre, Inc.	430,000
12,000	Oracle Corp.	344,880
*14,000	SXC Health Solutions Corp.	779,800
*4,000	Salesforce.com, Inc	457,120
*25,000	Symantec Corp.	407,500
*6,500	VMware, Inc. CL A	522,470
*10,000	Verifone Systems, Inc	350,200
		8,548,072
Technology Hardware & Equipment - 13.1%
*8,800	Apple, Inc.	3,354,384
*7,000	F5 Networks, Inc.	497,350
*15,000	NetApp, Inc.	509,100
22,000	Qualcomm, Inc.	1,069,860
		5,430,694

Materials - 7.2%
Materials - 7.2%
7,500	Cliffs Natural Resources. Inc.	383,775
10,000	Ecolab, Inc.	488,900
17,000	Freeport-McMoRan Copper	517,650
11,000	Mosaic Co.	538,670
18,000	Nucor Corp.	569,520
5,000	Praxair, Inc.	467,400
		2,965,915

Total Common Stocks		41,362,471
(Cost $43,716,854)(a)

	Schedule of Investments (Unaudited)	September 30, 2011
Monetta Fund (Cont’d)

	NUMBER OF SHARES	VALUE
Mutual Funds - 0.5%

215,869	AIM Liquid Assets Portfolio -
	Institutional Class	215,869

	Total Mutual Funds	215,869
	(Cost $215,869)(a)

	Total Investments - 100.2%	41,578,340
	(Cost $43,932,723)(a)

	Other Net Assets Less Liabilities - (0.2%)	(90,341)

	Net Assets - 100%	$41,487,999

(a)

Cost for book and tax purposes is $43,932,723; the aggregate gross unrealized appreciation is $4,979,089 and aggregate gross unrealized depreciation is $7,333,472, resulting in net unrealized depreciation of $2,354,383.

(b)

 American Depository Receipt (ADR).

*Non-income producing security.

Various inputs are used in determining the value of the fund’s investments relating to Fair Value Measurements and Disclosures Topic, of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification.

These inputs are summarized in the three broad levels listed below:

* Level 1 - quoted prices in active markets for identical securities;

* Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.);

* Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the respective Funds' investments at September 30, 2011, based on the inputs used to value them (in thousands):

INVESTMENTS IN SECURITIES (unaudited)
TYPE OF INVESTMENTS	LEVEL I	LEVEL II	LEVEL III	TOTAL

MONETTA FUND
Common Stocks	$41,362	$0	$0	$41,363
Money Market Funds	$216	$0	$0	$216
FUND TOTAL	$41,578	$0	$0	$41,578

For additional category information for the investments in securities presented above, please refer to the Monetta Fund's Schedule of Investments.

ITEM 2. CONTROLS AND PROCEDURES

a)

The registrant's principal executive officer and principal financial officer have  concluded  that the registrant's disclosure  controls and procedures (as defined in Rule 30a-3(c) under Act(17 CFR 270.30a-3(c))) are effective as of a date within 90 days of the filing date of this report that includes the  disclosure required by this paragraph, based on their evaluation of these controls and  procedures required by Rule  30a-3(b) under Act(17 CFR270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act(17  CFR   240.13a-15(b) or 240.15d-15(b)).

b)

There were no significant changes in the  registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act(17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal controls over financial reporting.

ITEM 3. EXHIBITS

Certification for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17CFR270.30A-2(a)).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Monetta Funds, Inc.

By (Signature and Title)*                /s/ ROBERT S. BACARELLA

-------------------------------------------------------------------

Robert S. Bacarella, Principal Executive Officer

Date                                                  November 3, 2011

(Registrant) Monetta Funds, Inc.

By (Signature and Title)*                /s/ MARIA C. DE NICOLO

-------------------------------------------------------------------

                                                          Maria C. De Nicolo, Principal Financial Officer

Date                                                 November 3, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*                /s/  ROBERT S. BACARELLA

--------------------------------------------------------------------

Robert S. Bacarella, Principal Executive Officer

Date                                                  November 3 ,2011

By (Signature and Title)*               /s/  MARIA C. DE NICOLO

-----------------------------------------------------------------------

Maria C. De Nicolo, Principal Financial Officer

Date                                                  November 3, 2011